Revenue Recognition - Disaggregation of Revenue (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 328,289				$ 330,690					$ 1,561,424	$ 1,189,178
Revenue unrelated to contracts with customers
Other	19,283				13,496					78,181	41,866
Total revenue unrelated to contracts with customers	19,283				13,496					78,181	41,866
Operating revenue, net	347,572	$ 409,575	$ 487,971	$ 397,873	344,186	$ 296,767	$ 358,256	$ 299,261	$ 276,760	1,639,605	1,231,044	$ 1,175,646
Electric customer credits	8,493				8,160					39,963	33,195	1,566
Lease revenue										65,520
Deferred lease amortization	2,301				1,440					8,439	0	0
Total retail revenue
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	172,455				191,240					855,448	896,927
Residential
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	81,571				87,148					415,242	435,610
Commercial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	61,110				65,380					289,197	288,791
Industrial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	32,210				37,870					149,711	167,001
Other retail
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,461				3,681					15,046	15,582
Surcharge
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	2,443				5,321					22,132	23,138
Electric customer credits
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	(8,340)				(8,160)					(35,880)	(33,195)
Wholesale, net
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	128,956				111,317					591,932	209,918
Transmission
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	23,182				21,306					94,718	54,531
Other
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,696				6,827					19,326	27,802
Affiliate
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
Cleco Power
Revenue unrelated to contracts with customers
Deferred lease amortization					1,400
Cleco Power | Other
Revenue unrelated to contracts with customers
Other miscellaneous fee revenue										16,100	18,200
Cleco Power | LCFC
Revenue unrelated to contracts with customers
Other					(2,600)					200	2,600
Cleco Power | Price Risk Derivative
Revenue unrelated to contracts with customers
Other	1,400				4,800
Cleco Power | Price Risk Derivative | Other
Revenue unrelated to contracts with customers
Other										12,400	39,300
Cleco Power | SSR | Other
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers					2,400					3,200	9,600
CLECO CAJUN
Revenue unrelated to contracts with customers
Lease revenue					9,800
Deferred lease amortization	2,300									8,400
Operating Segments | Cleco Power
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	231,554				266,516					1,155,749	1,199,730
Revenue unrelated to contracts with customers
Other	1,406				2,229					12,621	41,866
Total revenue unrelated to contracts with customers	1,406				2,229					12,621	41,866
Operating revenue, net	232,960				268,745					1,168,370	1,241,596	1,185,196
Electric customer credits	8,340				8,160					38,516	33,195	1,566
Operating Segments | Cleco Power | Total retail revenue
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	172,455				191,240					855,448	896,927
Operating Segments | Cleco Power | Residential
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	81,571				87,148					415,242	435,610
Operating Segments | Cleco Power | Commercial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	61,110				65,380					289,197	288,791
Operating Segments | Cleco Power | Industrial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	32,210				37,870					149,711	167,001
Operating Segments | Cleco Power | Other retail
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,461				3,681					15,046	15,582
Operating Segments | Cleco Power | Surcharge
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	2,443				5,321					22,132	23,138
Operating Segments | Cleco Power | Electric customer credits
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	(8,340)				(8,160)					(35,880)	(33,195)
Operating Segments | Cleco Power | Wholesale, net
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	42,229				55,546					226,978	219,598
Operating Segments | Cleco Power | Transmission
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	12,069				12,579					50,874	54,531
Revenue unrelated to contracts with customers
Electric customer credits										2,600
Operating Segments | Cleco Power | Other
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,695				6,851					19,324	27,800
Revenue unrelated to contracts with customers
Other miscellaneous fee revenue	3,700				4,400
Operating Segments | Cleco Power | Affiliate
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	1,106				300					3,125	874
Operating Segments | CLECO CAJUN
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	102,239				66,892					426,058
Revenue unrelated to contracts with customers
Other	17,877				11,267					65,560
Total revenue unrelated to contracts with customers	17,877				11,267					65,560
Operating revenue, net	120,116				78,159					491,618
Electric customer credits	153				0
Lease revenue	15,600									57,100
Operating Segments | CLECO CAJUN | Total retail revenue
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0
Operating Segments | CLECO CAJUN | Residential
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0
Operating Segments | CLECO CAJUN | Commercial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0
Operating Segments | CLECO CAJUN | Industrial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0
Operating Segments | CLECO CAJUN | Other retail
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0
Operating Segments | CLECO CAJUN | Surcharge
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0
Operating Segments | CLECO CAJUN | Electric customer credits
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0
Operating Segments | CLECO CAJUN | Wholesale, net
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	89,147				58,191					374,635
Revenue unrelated to contracts with customers
Electric customer credits										800
Operating Segments | CLECO CAJUN | Transmission
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	12,931				8,727					51,315
Revenue unrelated to contracts with customers
Electric customer credits	200									700
Operating Segments | CLECO CAJUN | Other
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				(26)					0
Operating Segments | CLECO CAJUN | Affiliate
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	161				0					108
OTHER
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	26,859				24,117					99,389	64,913
Revenue unrelated to contracts with customers
Other	0				0					0	0
Total revenue unrelated to contracts with customers	0				0					0	0
Operating revenue, net	26,859				24,117					99,389	64,913	48,469
Electric customer credits	0				0					0	0	0
OTHER | Total retail revenue
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
OTHER | Residential
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
OTHER | Commercial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
OTHER | Industrial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
OTHER | Other retail
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
OTHER | Surcharge
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
OTHER | Electric customer credits
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
OTHER | Wholesale, net
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	(2,420)				(2,420)					(9,680)	(9,680)
OTHER | Transmission
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
OTHER | Other
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	1				2					2	2
OTHER | Affiliate
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	29,278				26,535					109,067	74,591
ELIMINATIONS
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	(32,363)				(26,835)					(119,772)	(75,465)
Revenue unrelated to contracts with customers
Other	0				0					0	0
Total revenue unrelated to contracts with customers	0				0					0	0
Operating revenue, net	(32,363)				(26,835)					(119,772)	(75,465)	(58,019)
Electric customer credits	0				0					0	0	$ 0
ELIMINATIONS | Total retail revenue
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
ELIMINATIONS | Residential
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
ELIMINATIONS | Commercial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
ELIMINATIONS | Industrial
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
ELIMINATIONS | Other retail
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
ELIMINATIONS | Surcharge
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
ELIMINATIONS | Electric customer credits
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
ELIMINATIONS | Wholesale, net
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					(1)	0
ELIMINATIONS | Transmission
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	(1,818)				0					(7,471)	0
ELIMINATIONS | Other
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0				0					0	0
ELIMINATIONS | Affiliate
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ (30,545)				$ (26,835)					$ (112,300)	$ (75,465)